Financial instruments - Schedule of Outstanding Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding at the beginning of the year	$ 62,173	$ 16,785
Invoices confirmed during the year	18,373	90,780
Confirmed invoices paid during the year	0	(45,392)
Confirmed obligations outstanding at the end of the year	$ 80,546	$ 62,173